Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 2,295,275	$ 2,087,730
Additions	310,468	404,720
Disposals and write-offs	(4,089)	(1,449)
Depreciation	(219,011)	(199,893)
Impairment loss of long-lived assets	(71,956)	(18,763)
Foreign exchange effects	117,078	85,452
Transfers	(805)	(4,281)
Remeasurement	11,654	(29,025)
Balance at the end of the year	2,438,614	2,295,275
Derecognition of Nexa's share of Enercan's property, plant and equipment		(29,216)
Dam and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	841,332	438,985
Additions	113	4
Disposals and write-offs		(568)
Depreciation	(90,258)	(82,293)
Impairment loss of long-lived assets	(16,857)	19,802
Foreign exchange effects	47,840	18,577
Transfers	132,196	466,513
Balance at the end of the year	914,366	841,332
Derecognition of Nexa's share of Enercan's property, plant and equipment		(19,688)
Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	765,991	567,371
Additions	953	706
Disposals and write-offs	(212)	(369)
Depreciation	(121,004)	(109,009)
Impairment loss of long-lived assets	(27,748)	7,513
Foreign exchange effects	43,495	23,855
Transfers	186,945	284,635
Balance at the end of the year	848,420	765,991
Derecognition of Nexa's share of Enercan's property, plant and equipment		(8,711)
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	455,805	812,095
Additions	309,039	381,223
Disposals and write-offs	(3,834)	(430)
Impairment loss of long-lived assets	(10,890)	(6,168)
Foreign exchange effects	18,088	37,280
Transfers	(322,768)	(767,561)
Balance at the end of the year	445,440	455,805
Derecognition of Nexa's share of Enercan's property, plant and equipment		(634)
Asset retirement obligation [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	75,547	83,803
Additions	318	22,252
Depreciation	(5,165)	(5,169)
Impairment loss of long-lived assets	(6,691)
Foreign exchange effects	4,698	3,686
Remeasurement	11,654
Balance at the end of the year	80,361	75,547
Mining assets [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	128,425	165,237
Additions		479
Depreciation	(1,372)	(2,120)
Impairment loss of long-lived assets	(7,257)	(39,910)
Foreign exchange effects	1,502	1,215
Transfers	462	3,524
Balance at the end of the year	121,760	128,425
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	28,175	20,239
Additions	45	56
Disposals and write-offs	(43)	(82)
Depreciation	(1,212)	(1,302)
Impairment loss of long-lived assets	(2,513)
Foreign exchange effects	1,455	839
Transfers	2,360	8,608
Balance at the end of the year	28,267	28,175
Derecognition of Nexa's share of Enercan's property, plant and equipment		(183)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	5,135,969	4,678,973
Balance at the end of the year	5,599,536	5,135,969
Gross carrying amount [member] | Dam and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	1,512,360	1,054,413
Balance at the end of the year	1,710,083	1,512,360
Gross carrying amount [member] | Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	2,636,582	2,330,748
Balance at the end of the year	2,896,565	2,636,582
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	521,191	874,776
Balance at the end of the year	512,925	521,191
Gross carrying amount [member] | Asset retirement obligation [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	200,665	202,242
Balance at the end of the year	219,449	200,665
Gross carrying amount [member] | Mining assets [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	221,077	181,528
Balance at the end of the year	215,913	221,077
Gross carrying amount [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	44,094	35,266
Balance at the end of the year	44,601	44,094
Accumulated Depreciation Amortization And Impairment [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(2,840,694)	(2,591,243)
Balance at the end of the year	(3,160,922)	(2,840,694)
Accumulated Depreciation Amortization And Impairment [Member] | Dam and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(671,028)	(615,428)
Balance at the end of the year	(795,717)	(671,028)
Accumulated Depreciation Amortization And Impairment [Member] | Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(1,870,591)	(1,763,377)
Balance at the end of the year	(2,048,145)	(1,870,591)
Accumulated Depreciation Amortization And Impairment [Member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(65,386)	(62,681)
Balance at the end of the year	(67,485)	(65,386)
Accumulated Depreciation Amortization And Impairment [Member] | Asset retirement obligation [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(125,118)	(118,439)
Balance at the end of the year	(139,088)	(125,118)
Accumulated Depreciation Amortization And Impairment [Member] | Mining assets [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(92,652)	(16,291)
Balance at the end of the year	(94,153)	(92,652)
Accumulated Depreciation Amortization And Impairment [Member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(15,919)	(15,027)
Balance at the end of the year	$ (16,334)	$ (15,919)